DERIVATIVE FINANCIAL INSTRUMENTS AND PURCHASE COMMITMENTS	3 Months Ended	12 Months Ended
	Apr. 04, 2021	Jan. 03, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS AND PURCHASE COMMITMENTS

9.   DERIVATIVE FINANCIAL INSTRUMENTS AND PURCHASE COMMITMENTS

Derivative Financial Instruments

To reduce the effect of interest rate fluctuations, the Company entered into an interest rate swap contract on September 6, 2019, with an effective date of September 30, 2019, with a counter party to make a series of payments based on a fixed interest rate of 1.339% and receive a series of payments based on the greater of LIBOR or 0.00%. Both the fixed and floating payment streams are based on a notional amount of $250 million. The Company entered into this transaction to reduce its exposure to changes in cash flows associated with its variable rate debt and has designated this derivative as a cash flow hedge. At April 4, 2021, the effective fixed interest rate on the long-term debt hedged by this contract was 3.47%. For further treatment of the Company’s interest rate swap, refer to Note 10. "Fair Value Measurements” and Note 12. "Accumulated Other Comprehensive Income (Loss).”

Warrant Liabilities

The Company has outstanding warrants which are accounted for as derivative liabilities pursuant to ASC 815-40. See Note 16. "Warrants” for additional information on our warrant liabilities. A reconciliation of the changes in the warrant liability during the thirteen weeks ended April 4, 2021 (Successor) is as follows:

(in thousands)
Fair value of warrant liabilities as of January 3, 2021	$137,612
Loss on remeasurement of warrant liability	21,501
Reclassification of warrant liability to equity for exercised or cancelled warrants	(54,713)
Fair value of warrant liabilities as of April 4, 2021	$104,400

Purchase Commitments

Additionally, the Company has outstanding purchase commitments for specific quantities at fixed prices for certain key ingredients to economically hedge commodity input prices. These purchase commitments totaled $81.2 million as of April 4, 2021.

The Company has recorded purchase commitment losses totaling $0.0 million and $0.3 million for the thirteen weeks ended April 4, 2021 (Successor), and the thirteen weeks ended March 29, 2020 (Predecessor), respectively.

9.    DERIVATIVE FINANCIAL INSTRUMENTS AND PURCHASE COMMITMENTS

Derivative Financial Instruments

To reduce the effect of interest rate fluctuations, the Company entered into an interest rate swap contract on September 6, 2019, with an effective date of September 30, 2019, with a counter party to make a series of payments based on a fixed interest rate of 1.339% and receive a series of payments based on the greater of LIBOR or 0.00%. Both the fixed and floating payment streams are based on a notional amount of $250 million. The Company entered into this transaction to reduce its exposure to changes in cash flows associated with its variable rate debt and has designated this derivative as a cash flow hedge. At January 3, 2021, the effective fixed interest rate on the long-term debt hedged by this contract was 4.4%. For further treatment of the Company’s interest rate swap, refer to Note 10. “Fair Value Measurements” and Note 13. “Accumulated Other Comprehensive (Loss) Income.”

Warrant Liabilities

The Company has outstanding warrants which are accounted for as derivative liabilities pursuant to ASC 815-40. See Note 17. "Warrants” for additional information on our warrant liabilities. A reconciliation of the changes in the warrant liability during the Successor period ended January 3, 2021 is as follows:

(in thousands)
Fair value of warrant liabilities as of the Closing of the Business Combination on August 29, 2020	$132,879
Loss on remeasurement of warrant liability	91,851
Reclassification of warrant liability to equity for exercised warrants	(87,118)
Fair value of warrant liabilities as of January 3, 2021	$137,612

Purchase Commitments

The Company has outstanding purchase commitments for specific quantities at fixed prices for certain key ingredients to economically hedge commodity input prices. These purchase commitments totaled $33.2 million as of January 3, 2021. The Company accrues for losses on firm purchase commitments in a loss position at the end of each reporting period to the extent that there is an active observable market. The Company has recorded purchase commitment gain (losses) totaling $0.9 million and $(0.7) million for the Successor period from August 29, 2020 to January 3, 2021 and for the Predecessor period from December 30, 2019 to August 28, 2020, respectively. The Company has recorded purchase commitment gain (losses) totaling $0.9 million and $(1.1) million for the years ended December 29, 2019 and December 30, 2018, respectively.